Share-based Payments (Details) - Schedule of Number of Performance Rights Outstanding Over Unissued Ordinary Shares - Performance Rights Outstanding [Member]	12 Months Ended
Jun. 30, 2023 $ / shares shares
Share-based Payments (Details) - Schedule of Number of Performance Rights Outstanding Over Unissued Ordinary Shares [Line Items]
Grant date	06/11/2020
No of rights | shares	50,000
Expiry date	Jun. 11, 2026
Fair value per right at grant | $ / shares	$ 0.85
Vesting	Vested, not exercised